Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	¥ 353,138,111	$ 2,241,577	¥ 198,703,446
Write off of other receivable	15,005,181	95,247	15,005,181
Lease liabilities	3,810,002	24,184	1,199,363
Write off of guarantee money deposited	2,665,941	16,922	2,665,941
Temporary difference in depreciation	2,645,375	16,792	2,781,224
Bonus accrual	2,392,042	15,184	1,010,374
Research and development costs – capitalized for tax purposes			3,966,700
Others	402,882	2,557	212,039
Valuation allowance	(376,249,532)	(2,388,279)	(222,921,425)
Deferred tax assets	3,810,002	24,184	2,622,843
Right-of-use assets – operating lease	(3,810,002)	(24,184)	(1,199,363)
Accrued business tax receivable			(1,421,684)
Others			(190,292)
Deferred tax liabilities	(3,810,002)	(24,184)	(2,811,339)
Total			¥ (188,496)